EQUITY (Details) - USD ($)		4 Months Ended	12 Months Ended
	Dec. 22, 2020	Jan. 03, 2021	Jan. 03, 2021
Class of Stock [Line Items]
Conversion of warrants (in shares)			10,825,664
Warrants
Class of Stock [Line Items]
New issues during period (in shares)			15,833,332
Forward Purchase Warrant
Class of Stock [Line Items]
New issues during period (in shares)			1,166,666
Warrants outstanding (in shares)		$ 432,000	$ 432,000
Private Placement Warrants
Class of Stock [Line Items]
New issues during period (in shares)			7,200,000
Warrants outstanding (in shares)		7,200,000	$ 7,200,000
Public Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)		$ 4,575,645	$ 4,575,645
Forward Purchase Shares And Warrants
Class of Stock [Line Items]
New issues during period (in shares)			3,500,000
Common Class A
Class of Stock [Line Items]
Common stock authorized (in shares)		1,000,000,000	1,000,000,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock issued (in shares)		71,094,714	71,094,714
Shares converted (in shares)		900,000
Common stock outstanding (in shares)		71,094,714	71,094,714
Common Class A | Forward Purchase Shares And Warrants
Class of Stock [Line Items]
New issues during period (in shares)			1,166,666
Stock price (in dollars per share)		$ 11.50	$ 11.50
Aggregate proceeds from issuance of common stock			$ 35,000,000
Forward Purchase Class A
Class of Stock [Line Items]
Shares converted (in shares)			3,500,000
Common Class B
Class of Stock [Line Items]
Shares converted (in shares)			2,000,000
Common Class V
Class of Stock [Line Items]
Common stock authorized (in shares)		61,249,000	61,249,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock issued (in shares)		60,349,000	60,349,000
Shares converted (in shares)	900,000	(900,000)
Common stock outstanding (in shares)		60,349,000	60,349,000